Note 4 - Loans (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2013	2012

Residential real estate	$56,227,548	$58,318,657
Commercial	196,808,249	198,662,111
Agriculture	38,343,403	43,068,272
Consumer	3,933,869	4,396,258

Total loans	$295,313,069	$304,445,298

Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2012	$1,027,837	$5,240,175	$602,291	$47,302	$6,917,605
Provision charged to expenses	(518,117)	(25,938)	(264,301)	(24,569)	(832,925)
Losses charged off	(218,394)	(2,394,884)	(3,896)	(23,305)	(2,640,479)
Recoveries	14,108	526,933	10,709	18,440	570,190

Balance at December 31, 2013	$305,434	$3,346,286	$344,803	$17,868	$4,014,391
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2011	$2,596,629	$4,847,234	$998,941	$100,563	$8,543,367
Provision charged to expenses	(1,525,666)	2,073,148	(265,675)	(81,807)	200,000
Losses charged off	(78,636)	(2,023,969)	(144,443)	(14,223)	(2,261,271)
Recoveries	35,510	343,762	13,468	42,769	435,509

Balance at December 31, 2012	$1,027,837	$5,240,175	$602,291	$47,302	$6,917,605
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2010	$2,886,467	$3,915,323	$886,879	$328,117	$8,016,786
Provision charged to expenses	195,588	3,918,741	485,876	(225,205)	4,375,000
Losses charged off	(503,218)	(3,131,582)	(515,469)	(87,934)	(4,238,203)
Recoveries	17,792	144,752	141,655	85,585	389,784

Balance at December 31, 2011	$2,596,629	$4,847,234	$998,941	$100,563	$8,543,367
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2013
Allowance for loan losses:
Attributable to loans individually evaluated for impairment	$-	$179,016	$-	$-	$179,016
Collectively evaluated for impairment	305,434	3,167,270	344,803	17,868	3,835,375

Total allowance for loan losses	$305,434	$3,346,286	$344,803	$17,868	$4,014,391

Loans:
Individually evaluated for impairment	$401,028	$2,316,969	$81,437	$-	$2,799,434
Collectively evaluated for impairment	50,904,208	181,529,447	56,146,111	3,933,869	292,513,635

Total ending loans balance	$51,305,236	$183,846,416	$56,227,548	$3,933,869	$295,313,069
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2012
Allowance for loan losses:
Attributable to loans individually evaluated for impairment	$415,010	$2,506,940	$-	$-	$2,921,950
Collectively evaluated for impairment	612,827	2,733,235	602,291	47,302	3,995,655

Total allowance for loan losses	$1,027,837	$5,240,175	$602,291	$47,302	$6,917,605

Loans:
Individually evaluated for impairment	$1,241,149	$14,153,259	$169,904	$-	$15,564,312
Collectively evaluated for impairment	49,324,136	177,011,839	58,148,753	4,396,258	288,880,986

Total ending loans balance	$50,565,285	$191,165,098	$58,318,657	$4,396,258	$304,445,298

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
	2013	2012	2011

Balance at beginning of year	$2,921,950	$1,990,225	$691,780
Provision charged to operations	(573,330)	2,497,649	4,409,468
Loans charged-off	(2,169,604)	(1,565,924)	(3,111,023)

Balance at end of year	$179,016	$2,921,950	$1,990,225

Impaired Financing Receivables [Table Text Block]
	2013		2012
	Recorded investment	Allowance for loan losses allocated	Recorded investment	Allowance for loan losses allocated
With no related allowance recorded:
Commercial	$-	$-	$-	$-
Commercial and multi-family real estate	1,007,702	-	1,539,370	-
Agriculture	401,028	-	607,462	-
Agricultural real estate	649,036	-	801,586	-
Consumer	-	-	-	-
Residential 1 – 4 family real estate	81,437	-	169,904	-

With an allowance recorded:
Commercial	-	-	415,010	415,010
Commercial and multi-family real estate	660,231	179,016	12,030,980	2,506,940
Agriculture	-	-	-	-
Agricultural real estate	-	-	-	-
Consumer	-	-	-	-
Residential 1 – 4 family real estate	-	-	-	-

Total	$2,799,434	$179,016	$15,564,312	$2,921,950

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
	2013			2012
	Nonaccrual	Loans past due over 90 days still accruing	Troubled Debt Restructurings	Nonaccrual	Loans past due over 90 days still accruing	Troubled Debt Restructurings

Commercial	$294,475	$-	$294,475	$475,909	$-	$475,909
Commercial real estate	2,966,751	-	43,508	12,986,469	-	8,098,958
Agricultural real estate	915,992	-	-	1,060,418	-	-
Agriculture	401,028	-	-	623,325	-	193,964
Consumer	7,551	3,112	-	-	899	-
Residential:
1 – 4 family	1,722,107	17,010	157,715	1,953,505	-	55,048
Home equity	203,520	16,748	-	71,573	24,050	-

Total	$6,511,424	$36,870	$495,698	$17,171,199	$24,949	$8,823,879

Past Due Financing Receivables [Table Text Block]
	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans not past due	Total
2013
Commercial	$149,250	$4,021	$-	$153,271	$37,952,459	$38,105,730
Commercial real estate	223,934	115,269	2,465,193	2,804,396	155,898,123	158,702,519
Agriculture	-	-	401,028	401,028	12,798,477	13,199,505
Agricultural real estate	508,125	-	805,868	1,313,993	23,829,905	25,143,898
Consumer	68,583	24,514	10,663	103,760	3,830,109	3,933,869
Residential real estate	1,420,956	930,154	479,098	2,830,208	53,397,340	56,227,548

Total	$2,370,848	$1,073,958	$4,161,850	$7,606,656	$287,706,413	$295,313,069
2012
Commercial	$74,672	$2,543	$-	$77,215	$36,664,022	$36,741,237
Commercial real estate	2,509,318	503,382	3,937,774	6,950,474	154,970,400	161,920,874
Agriculture	-	-	597,525	597,525	13,226,523	13,824,048
Agricultural real estate	47,422	-	933,945	981,367	28,262,857	29,244,224
Consumer	53,065	2,655	899	56,619	4,339,639	4,396,258
Residential real estate	2,271,107	559,048	512,685	3,342,840	54,975,817	58,318,657

Total	$4,955,584	$1,067,628	$5,982,828	$12,006,040	$292,439,258	$304,445,298

Financing Receivable Credit Quality Indicators [Table Text Block]
	Pass	Special Mention	Substandard	Doubtful	Not rated
2013
Commercial	$49,943,918	$960,289	$-	$401,028	$-
Commercial and multi-family real estate	169,094,313	5,755,107	8,347,961	649,036	-
Residential 1 – 4 family	-	-	75,000	6,437	56,146,111
Consumer	-	-	8,744	-	3,925,125
Total	$219,038,231	$6,715,396	$8,431,705	$1,056,501	$60,071,236
	Pass	Special Mention	Substandard	Doubtful	Not rated
2012
Commercial	$47,367,441	$1,505,099	$1,095,220	$597,525	$-
Commercial and multi-family real estate	160,592,238	8,624,114	21,147,160	801,586	-
Residential 1 – 4 family	-	-	435,467	9,937	57,873,253
Consumer	-	-	13,923	-	4,382,335
Total	$207,959,679	$10,129,213	$22,691,770	$1,409,048	$62,255,588

Performance of the Loan Portfolio [Table Text Block]
	2013		2012
	Consumer	Residential 1 – 4 family	Consumer	Residential 1 – 4 family

Performing	$3,914,625	$54,501,907	$4,381,436	$56,091,352
Nonperforming	10,500	1,644,204	899	1,781,901

Total	$3,925,125	$56,146,111	$4,382,335	$57,873,253

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	Number of modifications	Recorded investment	Allowance for loan losses allocated
Troubled Debt Restructurings:
Commercial Real Estate	2	$148,920	$-

Schedule of Related Party Loans [Table Text Block]
	2013	2012	2011

Beginning of year	$989,194	$3,013,156	$3,164,300
Additions	-	-	35,000
Repayments	(943,714)	(2,023,962)	(186,144)

End of year	$45,480	$989,194	$3,013,156